Business Combinations - Summary of the Goodwill Arising from the Acquisition has been Recognized (Details) - USD ($)	Feb. 28, 2022	May 17, 2021
Disclosure Of Business Combinations [Line Items]
Goodwill	$ 4,630,870
Invoice Bazaar
Disclosure Of Business Combinations [Line Items]
Consideration transferred, acquisition-date fair value		$ 7,189,972
Non-controlling interests		(31,979)
Fair value of identifiable net assets		(2,527,123)
Goodwill		$ 4,630,870